Capital Structure	6 Months Ended
Jun. 30, 2023
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 11 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 annual report on Form 20-F filed with the SEC on March 31, 2023 and are supplemented by the below new activities into the six-month period.

(a)	Common Stock

i)	NASDAQ Notification

On January 31, 2023, the Company received written notification from NASDAQ, indicating that the Company was granted an additional 180-day grace period, until July 31, 2023, to cure its non-compliance with Nasdaq Listing Rule 5550(a)(2). At the opening of trading on February 16, 2022, following a February 9, 2023 approval from the Company’s Board of Directors, the Company effected a one-for-ten reverse stock split of the Company’s common stock. On March 3, 2023, the Company received written notification from Nasdaq that the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock (Note 1).

ii)	Dividends

On January 30, 2023, the Company paid a regular quarterly dividend of $0.025 per share for the third quarter of 2022 to all shareholders of record as of December 28, 2022.

On April 25, 2023, the Company paid a regular quarterly dividend of $0.025 per share for the fourth quarter of 2022 to all shareholders of record as of March 31, 2023.

On May 25, 2023, the Company announced a regular quarterly dividend of $0.025 per share for the first quarter of 2023 which was paid on July 6, 2023 to all shareholders of record as of June 22, 2023 (Note 16). The dividend declared on May 25, 2023 amounting to $491 is included in “Other current liabilities” as of June 30, 2023 in the accompanying unaudited consolidated balance sheets.

The total dividends declared in the six-month period ended June 30, 2023, amounted to $991.

iii)	Buybacks

In June 2022, the Board of Directors of the Company authorized an additional share repurchase plan under which the Company may repurchase up to $5,000 of its outstanding common shares, convertible note or warrants. On November 28, 2022, the Company’s Board of Directors authorized the extension of the share repurchase plan until December 31, 2023. As of June 30, 2023, the Company has repurchased 362,161 of its outstanding common shares at an average price of approximately $4.35 for a total of $1,583, inclusive of commissions and fees. All the repurchased shares have been cancelled as of June 30, 2023.

(b)	Warrants

All warrants are classified in equity, according to the Company’s significant accounting policy.

As of June 30, 2023, the number of remaining Class D Warrants outstanding is 4,368,750.

On January 10, 2023, the Company completed its tender offer to purchase all outstanding Class E Warrants at a price of $0.20 per warrant. The total number of warrants tendered was 4,038,114 warrants, representing approximately 47% of the outstanding Class E Warrants at the time of the tender offer. As of June 30, 2023, the number of remaining Class E Warrants outstanding is 4,494,599.

As of June 30, 2023, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class D	27,304
Class E	449,459
Total	476,763